1. Description of Business and Basis of Presentation (Details Narrative) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 42	$ 111	$ 93	$ 72	$ 17	$ 24	$ 41	$ 0	$ (41)	$ 293	$ 24
Cash on hand	990	558				722				558	722
Total unsecured outstanding debt	6,267	5,802				3,239				5,802	3,239
Commitments to lend	1,344									1,745	1,449
Credit line availability	1,500	1,500				$ 1,500				1,500	$ 1,500
Borrowings under purchase and sale agreements	$ 599	$ 0								$ 0